Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets
11.	Other Assets

The following table summarizes the details of other assets at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividends receivable	(Won)	1,205,682	(Won)	1,282,957
Receivables for foreign exchange spot contracts		1,491,898		1,036,446
Account receivables		1,648,887		1,167,784
Accrued income		6,499		60,949
Deferred tax assets		689,660		477,548
Other investments(1)		2,568,663		2,763,436
Prepaid expenses		167,562		190,297
Separate account assets		1,090,887		1,351,595
Advances to suppliers		199,602		182,259
Deferred acquisition costs		829,056		1,074,026
Gold assets		56,767		27,614
Other		198,332		185,345

	(Won)	10,153,495	(Won)	9,800,256

Note:

(1)	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

In October 2007, Visa U.S.A. Inc., Visa Europe, Visa International Association (Visa International) and Visa Canada Inc. were merged into Visa Inc. (Visa). As a result of the reorganization, Visa allocated its shares to its member companies and the Group, as one of the member companies, received 6,767,836 Class AP shares. The number of allocated shares was subsequently adjusted to 8,020,348 shares and they were converted to Class C shares through a true-up process prior to Visa’s initial public offering of Class A shares in March 2008.

The Visa shares received by the Group were fair valued at (Won)279,881 million (pre-tax) as of December 31, 2007. As the shares are unlisted and certain portion of shares (43.82% or 3,514,074 shares) were restricted for sales for three years from the acquisition date, the Group classified (Won)279,881 million (pre-tax) as other investments.

In March 2008, the unrestricted 4,506,274 shares (56.18% of allocated shares) were redeemed at $42.77 per share by Visa in connection with its IPO and the remaining restricted shares, which would be restricted until March 25, 2011, in the amounts of (Won)103,787 million (pre-tax) are classified as other investments and carried at initial fair value at December 31, 2010.

The following table summarizes the Group’s alternative investments in funds which are classified as other investments. The Group uses the funds’ NAVs per share as a practical expedient to measure fair value on recurring and nonrecurring basis. The fair values presented in the table are based upon the funds’ NAVs or an equivalent measure.

	2009		2010
	(in millions of Won)
Private equity funds(1)	(Won)	523,116	(Won)	569,587

Note:

(1)

Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.